NOTE 8 - DERIVATIVE LIABILITY: Schedule of Current Income Tax (Tables)	Sep. 30, 2023
September 30, 2023
Schedule of Current Income Tax

	September 30, 2023	Upon Issuance 2023	December 31, 2022	Upon Issuance 2022
Stock Price	$ 0.05275	$ 0.048	$ 0.04	$ 0.043 - 0.066
Exercise Price	$0.025 - 0.05	$ 0.045	$0.0224 - 0.05	$0.0224 - 0.05
Expected Life	0 - 0.07	0.75	0 - 0.59	1.0 - 1.2
Volatility	105%	145%	168%	194.52 - 197.12%
Dividend Yield	0%	0%	0%	0%
Risk-Free Interest Rate	5.40%	4.57%	4.02%	0.53 - 0.61%
Convertible Notes	595,638	388,888	317,285	356,000
Total Fair Value	$ 135,698	$ 174,234	$ 102,011	$ 273,906